Annual Total Returns- Health Care Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Health Care Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.70%	17.53%	42.31%	24.89%	4.16%	(9.36%)	23.48%	1.55%	22.77%	18.93%